FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Years Ended December 31, 2024 and 2023

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and

Contract Owners of Merrill Lynch Life Variable Annuity Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Merrill Lynch Life Variable Annuity Separate Account (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts
BlackRock Advantage Large Cap Core V.I. Class I Shares (1)	BlackRock High Yield V.I. Class I Shares (1)
BlackRock Advantage SMID Cap V.I. Class I Shares (1)	BlackRock International V.I. Class I Shares (1)
BlackRock Basic Value V.I. Class I Shares (1)	BlackRock Managed Volatility V.I. Class I Shares (1)
BlackRock Global Allocation V.I. Class I Shares (1)	BlackRock S&P 500 Index V.I. Class I Shares (1)
BlackRock Government Money Market V.I. Class I Shares (1)	BlackRock Total Return V.I. Class I Shares (1)
(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Annuity Separate Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock High Yield V.I. Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock International V.I. Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Managed Volatility V.I. Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock S&P 500 Index V.I. Class I Shares
BlackRock Government Money Market V.I. Class I Shares	BlackRock Total Return V.I. Class I Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account since 2014.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BlackRock Advantage Large Cap Core V.I. Class I Shares	319,883.654	$7,245,645	$7,363,722	$(81)	$7,363,641	12,999	$524.387564	$624.974667
BlackRock Advantage SMID Cap V.I. Class I Shares	67,483.502	1,515,460	1,589,911	(85)	1,589,826	5,021	296.564044	359.730396
BlackRock Basic Value V.I. Class I Shares	16,026.978	211,107	207,549	-	207,549	2,911	66.709240	72.534378
BlackRock Global Allocation V.I. Class I Shares	153,795.479	2,619,543	2,534,549	1	2,534,550	58,405	42.007342	45.675425
BlackRock Government Money Market V.I. Class I Shares	388,396.033	388,396	388,396	(43)	388,353	14,007	27.340674	31.044335
BlackRock High Yield V.I. Class I Shares	235,064.008	1,604,030	1,624,292	9,176	1,633,468	8,092	175.478355	204.444233
BlackRock International V.I. Class I Shares	6,562.141	75,336	66,081	-	66,081	2,766	23.165081	24.862407
BlackRock Managed Volatility V.I. Class I Shares	33,719.315	428,926	499,046	8	499,054	10,016	45.516804	50.757705
BlackRock S&P 500 Index V.I. Class I Shares	39,614.687	1,028,809	1,388,891	136	1,389,027	15,562	86.178998	93.694377
BlackRock Total Return V.I. Class I Shares	62,187.843	723,721	616,903	2,200	619,103	8,279	69.314848	79.439491

See accompanying notes.	5

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
BlackRock Advantage Large Cap Core V.I. Class I Shares	$7,319,620	$44,021	$7,363,641
BlackRock Advantage SMID Cap V.I. Class I Shares	1,588,160	1,666	1,589,826
BlackRock Basic Value V.I. Class I Shares	207,549	-	207,549
BlackRock Global Allocation V.I. Class I Shares	2,525,987	8,563	2,534,550
BlackRock Government Money Market V.I. Class I Shares	387,701	652	388,353
BlackRock High Yield V.I. Class I Shares	1,632,556	912	1,633,468
BlackRock International V.I. Class I Shares	66,081	-	66,081
BlackRock Managed Volatility V.I. Class I Shares	499,054	-	499,054
BlackRock S&P 500 Index V.I. Class I Shares	1,355,878	33,149	1,389,027
BlackRock Total Return V.I. Class I Shares	619,103	-	619,103

See accompanying notes.	6

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock Advantage Large Cap Core V.I. Class I Shares Subaccount	BlackRock Advantage SMID Cap V.I. Class I Shares Subaccount	BlackRock Basic Value V.I. Class I Shares Subaccount	BlackRock Global Allocation V.I. Class I Shares Subaccount

Net Assets as of December 31, 2022:	$6,281,663	$1,513,439	$217,193	$3,254,474

Investment Income:
Reinvested Dividends	57,927	14,905	3,316	70,974
Investment Expense:
Mortality and Expense Risk and Administrative Charges	76,595	18,298	2,163	38,979

Net Investment Income (Loss)	(18,668)	(3,393)	1,153	31,995

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	7,432	-
Realized Gain (Loss) on Investments	(444,833)	(41,004)	(4,486)	(25,799)

Net Realized Capital Gains (Losses) on Investments	(444,833)	(41,004)	2,946	(25,799)
Net Change in Unrealized Appreciation (Depreciation)	1,895,129	298,564	23,700	352,537

Net Gain (Loss) on Investment	1,450,296	257,560	26,646	326,738

Net Increase (Decrease) in Net Assets Resulting from Operations	1,431,628	254,167	27,799	358,733

Increase (Decrease) in Net Assets from Contract Transactions	(474,115)	(101,138)	(48,646)	(283,304)

Total Increase (Decrease) in Net Assets	957,513	153,029	(20,847)	75,429

Net Assets as of December 31, 2023:	$7,239,176	$1,666,468	$196,346	$3,329,903

Investment Income:
Reinvested Dividends	52,130	12,194	4,291	34,456
Investment Expense:
Mortality and Expense Risk and Administrative Charges	87,756	19,733	2,208	39,176

Net Investment Income (Loss)	(35,626)	(7,539)	2,083	(4,720)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	739,013	-	15,421	163,722
Realized Gain (Loss) on Investments	(489,492)	(27,294)	732	137,939

Net Realized Capital Gains (Losses) on Investments	249,521	(27,294)	16,153	301,661
Net Change in Unrealized Appreciation (Depreciation)	1,366,911	202,611	(356)	(27,473)

Net Gain (Loss) on Investment	1,616,432	175,317	15,797	274,188

Net Increase (Decrease) in Net Assets Resulting from Operations	1,580,806	167,778	17,880	269,468

Increase (Decrease) in Net Assets from Contract Transactions	(1,456,341)	(244,420)	(6,677)	(1,064,821)

Total Increase (Decrease) in Net Assets	124,465	(76,642)	11,203	(795,353)

Net Assets as of December 31, 2024:	$7,363,641	$1,589,826	$207,549	$2,534,550

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock Government Money Market V.I. Class I Shares Subaccount	BlackRock High Yield V.I. Class I Shares Subaccount	BlackRock International V.I. Class I Shares Subaccount	BlackRock Managed Volatility V.I. Class I Shares Subaccount

Net Assets as of December 31, 2022:	$1,090,671	$1,487,445	$62,182	$710,964

Investment Income:
Reinvested Dividends	35,964	100,024	577	60,370
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,345	15,721	772	7,981

Net Investment Income (Loss)	26,619	84,303	(195)	52,389

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	(6,869)	(559)	5,592

Net Realized Capital Gains (Losses) on Investments	-	(6,869)	(559)	5,592
Net Change in Unrealized Appreciation (Depreciation)	-	97,301	11,505	(43,435)

Net Gain (Loss) on Investment	-	90,432	10,946	(37,843)

Net Increase (Decrease) in Net Assets Resulting from Operations	26,619	174,735	10,751	14,546

Increase (Decrease) in Net Assets from Contract Transactions	(711,130)	(70,669)	(2,803)	(21,707)

Total Increase (Decrease) in Net Assets	(684,511)	104,066	7,948	(7,161)

Net Assets as of December 31, 2023:	$406,160	$1,591,511	$70,130	$703,803

Investment Income:
Reinvested Dividends	19,228	111,349	392	1,319
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,962	16,549	812	7,500

Net Investment Income (Loss)	14,266	94,800	(420)	(6,181)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	(4,333)	(238)	49,369

Net Realized Capital Gains (Losses) on Investments	-	(4,333)	(238)	49,369
Net Change in Unrealized Appreciation (Depreciation)	-	20,871	175	28,605

Net Gain (Loss) on Investment	-	16,538	(63)	77,974

Net Increase (Decrease) in Net Assets Resulting from Operations	14,266	111,338	(483)	71,793

Increase (Decrease) in Net Assets from Contract Transactions	(32,073)	(69,381)	(3,566)	(276,542)

Total Increase (Decrease) in Net Assets	(17,807)	41,957	(4,049)	(204,749)

Net Assets as of December 31, 2024:	$388,353	$1,633,468	$66,081	$499,054

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock S&P 500 Index V.I. Class I Shares Subaccount	BlackRock Total Return V.I. Class I Shares Subaccount

Net Assets as of December 31, 2022:	$1,276,149	$683,207

Investment Income:
Reinvested Dividends	17,137	26,342
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,652	7,599

Net Investment Income (Loss)	1,485	18,743

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	50,771	-
Realized Gain (Loss) on Investments	46,925	(9,017)

Net Realized Capital Gains (Losses) on Investments	97,696	(9,017)
Net Change in Unrealized Appreciation (Depreciation)	194,257	20,340

Net Gain (Loss) on Investment	291,953	11,323

Net Increase (Decrease) in Net Assets Resulting from Operations	293,438	30,066

Increase (Decrease) in Net Assets from Contract Transactions	(205,910)	(40,805)

Total Increase (Decrease) in Net Assets	87,528	(10,739)

Net Assets as of December 31, 2023:	$1,363,677	$672,468

Investment Income:
Reinvested Dividends	16,932	28,687
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,495	7,304

Net Investment Income (Loss)	437	21,383

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	56,280	-
Realized Gain (Loss) on Investments	91,918	(9,395)

Net Realized Capital Gains (Losses) on Investments	148,198	(9,395)
Net Change in Unrealized Appreciation (Depreciation)	146,332	(10,304)

Net Gain (Loss) on Investment	294,530	(19,699)

Net Increase (Decrease) in Net Assets Resulting from Operations	294,967	1,684

Increase (Decrease) in Net Assets from Contract Transactions	(269,617)	(55,049)

Total Increase (Decrease) in Net Assets	25,350	(53,365)

Net Assets as of December 31, 2024:	$1,389,027	$619,103

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2024

1. Organization

Merrill Lynch Life Variable Annuity Separate Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Portfolio Plus®.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Core V.I. Fund Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage SMID Cap V.I. Fund Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I Shares	BlackRock Total Return V.I. Fund Class I Shares

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

BlackRock Advantage Large Cap Core V.I. Class I Shares	$964,797	$1,717,736

BlackRock Advantage SMID Cap V.I. Class I Shares	53,706	305,658

BlackRock Basic Value V.I. Class I Shares	19,713	8,885

BlackRock Global Allocation V.I. Class I Shares	546,774	1,452,594

BlackRock Government Money Market V.I. Class I Shares	19,228	37,025

BlackRock High Yield V.I. Class I Shares	110,673	86,028

BlackRock International V.I. Class I Shares	392	4,379

BlackRock Managed Volatility V.I. Class I Shares	34,836	317,559

BlackRock S&P 500 Index V.I. Class I Shares	73,212	286,138

BlackRock Total Return V.I. Class I Shares	28,567	62,339

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

BlackRock Advantage Large Cap Core V.I. Class I Shares	381	(3,144)	(2,763)	51	(1,229)	(1,178)

BlackRock Advantage SMID Cap V.I. Class I Shares	152	(945)	(793)	-	(363)	(363)

BlackRock Basic Value V.I. Class I Shares	-	(97)	(97)	-	(880)	(880)

BlackRock Global Allocation V.I. Class I Shares	8,179	(32,809)	(24,630)	201	(7,364)	(7,163)

BlackRock Government Money Market V.I. Class I Shares	-	(1,082)	(1,082)	-	(25,217)	(25,217)

BlackRock High Yield V.I. Class I Shares	-	(388)	(388)	-	(433)	(433)

BlackRock International V.I. Class I Shares	-	(143)	(143)	-	(124)	(124)

BlackRock Managed Volatility V.I. Class I Shares	762	(6,850)	(6,088)	-	(483)	(483)

BlackRock S&P 500 Index V.I. Class I Shares	-	(3,381)	(3,381)	6	(3,205)	(3,199)

BlackRock Total Return V.I. Class I Shares	-	(739)	(739)	-	(540)	(540)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

BlackRock Advantage Large Cap Core V.I. Class I Shares	$173,777	$(1,630,118)	$(1,456,341)	$18,282	$(492,397)	$(474,115)

BlackRock Advantage SMID Cap V.I. Class I Shares	41,547	(285,967)	(244,420)	77	(101,215)	(101,138)

BlackRock Basic Value V.I. Class I Shares	-	(6,677)	(6,677)	-	(48,646)	(48,646)

BlackRock Global Allocation V.I. Class I Shares	348,724	(1,413,545)	(1,064,821)	7,829	(291,133)	(283,304)

BlackRock Government Money Market V.I. Class I Shares	-	(32,073)	(32,073)	-	(711,130)	(711,130)

BlackRock High Yield V.I. Class I Shares	36	(69,417)	(69,381)	46	(70,715)	(70,669)

BlackRock International V.I. Class I Shares	-	(3,566)	(3,566)	-	(2,803)	(2,803)

BlackRock Managed Volatility V.I. Class I Shares	33,526	(310,068)	(276,542)	-	(21,707)	(21,707)

BlackRock S&P 500 Index V.I. Class I Shares	-	(269,617)	(269,617)	362	(206,272)	(205,910)

BlackRock Total Return V.I. Class I Shares	-	(55,049)	(55,049)	-	(40,805)	(40,805)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2024

5.  Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Advantage Large Cap Core V.I. Class I Shares

12/31/2024	12,999	$624.97	to	$524.39	$7,363,641	0.69%	1.00%	to	1.30%	24.19%	to	23.81%

12/31/2023	15,762	503.25	to	423.53	7,239,176	0.87	1.00	to	1.30	23.99	to	23.62

12/31/2022	16,940	405.89	to	342.62	6,281,663	0.95	1.00	to	1.30	(20.78)	to	(21.02)

12/31/2021	17,729	512.38	to	433.81	8,331,787	1.51	1.00	to	1.30	27.17	to	26.79

12/31/2020	18,033	402.93	to	342.16	6,678,357	1.10	1.00	to	1.30	18.60	to	18.25

BlackRock Advantage SMID Cap V.I. Class I Shares

12/31/2024	5,021	359.73	to	296.56	1,589,826	0.74	1.00	to	1.30	10.93	to	10.60

12/31/2023	5,814	324.28	to	268.14	1,666,468	0.96	1.00	to	1.30	17.70	to	17.35

12/31/2022	6,177	275.50	to	228.49	1,513,439	0.86	1.00	to	1.30	(17.31)	to	(17.55)

12/31/2021	7,195	333.15	to	277.14	2,120,087	0.88	1.00	to	1.30	12.51	to	12.17

12/31/2020	7,244	296.12	to	247.07	1,902,101	1.09	1.00	to	1.30	18.77	to	18.41

BlackRock Basic Value V.I. Class I Shares

12/31/2024	2,911	72.53	to	66.71	207,549	2.07	1.00	to	1.30	9.27	to	8.94

12/31/2023	3,008	66.38	to	61.23	196,346	1.66	1.00	to	1.30	15.45	to	15.11

12/31/2022	3,888	57.50	to	53.20	217,193	0.79	1.00	to	1.30	(5.86)	to	(6.15)

12/31/2021	8,159	61.08	to	56.68	491,706	1.27	1.00	to	1.30	20.47	to	20.10

12/31/2020	8,685	50.70	to	47.19	433,603	2.16	1.00	to	1.30	2.40	to	2.09

BlackRock Global Allocation V.I. Class I Shares

12/31/2024	58,405	45.68	to	42.01	2,534,550	1.05	1.00	to	1.30	8.14	to	7.81

12/31/2023	83,035	42.24	to	38.96	3,329,903	2.14	1.00	to	1.30	11.71	to	11.38

12/31/2022	90,198	37.81	to	34.98	3,254,474	-	1.00	to	1.30	(16.69)	to	(16.94)

12/31/2021	97,519	45.39	to	42.12	4,239,257	0.92	1.00	to	1.30	5.61	to	5.30

12/31/2020	100,230	42.98	to	40.00	4,131,451	1.27	1.00	to	1.30	19.80	to	19.45

BlackRock Government Money Market V.I. Class I Shares

12/31/2024	14,007	31.04	to	27.34	388,353	4.91	1.00	to	1.30	3.97	to	3.65

12/31/2023	15,089	29.86	to	26.38	406,160	4.65	1.00	to	1.30	3.81	to	3.50

12/31/2022	40,306	28.76	to	25.48	1,090,671	1.40	1.00	to	1.30	0.40	to	0.10

12/31/2021	40,463	28.65	to	25.46	1,092,277	-	1.00	to	1.30	(0.99)	to	(1.29)

12/31/2020	40,662	28.94	to	25.79	1,110,007	0.27	1.00	to	1.30	(0.66)	to	(0.96)

BlackRock High Yield V.I. Class I Shares

12/31/2024	8,092	204.44	to	175.48	1,633,468	6.95	1.00	to	1.30	7.18	to	6.86

12/31/2023	8,480	190.74	to	164.21	1,591,511	6.56	1.00	to	1.30	12.07	to	11.73

12/31/2022	8,913	170.20	to	146.97	1,487,445	5.32	1.00	to	1.30	(11.23)	to	(11.50)

12/31/2021	9,016	191.74	to	166.06	1,695,906	4.51	1.00	to	1.30	4.28	to	3.96

12/31/2020	9,236	183.87	to	159.73	1,662,712	5.20	1.00	to	1.30	6.22	to	5.91

BlackRock International V.I. Class I Shares

12/31/2024	2,766	24.86	to	23.17	66,081	0.56	1.00	to	1.30	(0.63)	to	(0.93)

12/31/2023	2,909	25.02	to	23.38	70,130	0.86	1.00	to	1.30	17.84	to	17.49

12/31/2022	3,033	21.23	to	19.90	62,182	0.82	1.00	to	1.30	(25.37)	to	(25.59)

12/31/2021	3,137	28.45	to	26.75	86,343	0.68	1.00	to	1.30	7.59	to	7.27

12/31/2020	3,238	26.44	to	24.93	82,971	0.44	1.00	to	1.30	20.11	to	19.76

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2024

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Managed Volatility V.I. Class I Shares

12/31/2024	10,016	$50.76	to	$45.52	$499,054	0.20%	1.00%	to	1.30%	10.87%	to	10.54%

12/31/2023	16,104	45.78	to	41.18	703,803	8.50	1.00	to	1.30	2.17	to	1.87

12/31/2022	16,587	44.81	to	40.42	710,964	-	1.00	to	1.30	5.15	to	4.84

12/31/2021	17,505	42.61	to	38.56	716,087	0.67	1.00	to	1.30	(0.32)	to	(0.62)

12/31/2020	17,758	42.75	to	38.80	730,006	3.89	1.00	to	1.30	2.54	to	2.23

BlackRock S&P 500 Index V.I. Class I Shares

12/31/2024	15,562	93.69	to	86.18	1,389,027	1.22	1.00	to	1.30	23.59	to	23.21

12/31/2023	18,943	75.81	to	69.94	1,363,677	1.30	1.00	to	1.30	24.97	to	24.60

12/31/2022	22,142	60.67	to	56.14	1,276,149	1.47	1.00	to	1.30	(19.04)	to	(19.28)

12/31/2021	22,280	74.93	to	69.55	1,590,849	1.20	1.00	to	1.30	27.26	to	26.88

12/31/2020	26,984	58.88	to	54.82	1,511,689	1.83	1.00	to	1.30	17.06	to	16.71

BlackRock Total Return V.I. Class I Shares

12/31/2024	8,279	79.44	to	69.31	619,103	4.46	1.00	to	1.30	0.37	to	0.07

12/31/2023	9,018	79.15	to	69.27	672,468	3.89	1.00	to	1.30	4.77	to	4.46

12/31/2022	9,558	75.54	to	66.31	683,207	2.37	1.00	to	1.30	(14.91)	to	(15.16)

12/31/2021	9,914	88.77	to	78.16	832,143	1.68	1.00	to	1.30	(2.41)	to	(2.71)

12/31/2020	10,279	90.97	to	80.33	883,620	2.18	1.00	to	1.30	7.81	to	7.48

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2024

6.  Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.00% to 1.30% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7.  Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2024

8.  Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9.  Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2024

10.  Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.